SIGNIFICANT EVENTS IN THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2026
Significant Events In Reporting Period
SIGNIFICANT EVENTS IN THE REPORTING PERIOD

NOTE 4 - SIGNIFICANT EVENTS IN THE REPORTING PERIOD

A.	Regarding acquisition of majority stake in Quantum Transportation Ltd. see Note 3.

B.	New Lease Agreement

In March 2026, the Company entered into a lease agreement for new office premises, including a research and development facility, located in Infinity Park, Ra’anana, Israel, comprising approximately 1,230 square meters (approximately 13,240 square feet).

The lease term is for an initial period of five years commencing on October 1, 2026, with an option to extend for an additional five-year period. The average monthly base rent is approximately NIS 97 thousands (approximately $30), subject to linkage to the Israeli Consumer Price Index. The agreement also includes customary management fees and related charges.

The Company expects to relocate its corporate headquarters to the new premises upon commencement of the lease term.

C.	At-the-Market Offering

During the reporting period, the Company issued 125,403 ordinary shares under its At-the-Market (“ATM”) offering program, resulting in aggregate gross proceeds of approximately $1,124. As a result of certain issuances under the ATM program, the exercise price and the number of ordinary shares underlying certain outstanding warrants were adjusted in accordance with their terms (see Note 4F below).

D.	Reverse Share Split

On February 4, 2026, the Company effected a one-for-thirty (1-for-30) reverse share split of its outstanding ordinary shares. See Note 1B for additional information.

E.	The Lion’s Roar Operation

On February 28, 2026, the United States and Israel launched joint combat operations in Iran to which Iran and Hezbollah responded with ballistic missile and drone attacks on Israel as well as other countries and U.S. military bases in the region. Although the United States and Iran have announced ceasefire and de-escalation arrangements from time to time, including a memorandum of understanding entered into on June 17, 2026 that contemplates the termination of military operations on multiple fronts, hostilities have resumed and may continue or escalate. How long and how severe the current conflicts in Gaza, Northern Israel, Lebanon, Iran or the broader region last and become is unknown at this time and any continued clash among Israel, Hamas, Hezbollah, Iran or other countries or militant groups in the region may escalate in the future into a greater regional conflict. During the reporting period, the conflict resulted in temporary restrictions on civilian activity, including limitations on passenger flights, public gatherings and certain business operations.

Rail Vision Ltd.

Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)

(U.S. dollars in thousands, except share and per share data and exercise prices)

NOTE 4 - SIGNIFICANT EVENTS IN THE REPORTING PERIOD (Cont.)

E.	The Lion’s Roar Operation (Cont.)

As of the date of issuance of these condensed consolidated financial statements, the Company has not experienced a material adverse effect on its operations or financial condition as a result of these events. However, the regional security situation remains uncertain, and the duration, scope and potential escalation of the conflict, as well as its potential impact on the Company’s operations, customers, suppliers and overall business environment, remain difficult to predict. Accordingly, management continues to monitor developments and assess their potential effect on the Company’s business, financial condition and results of operations.

F.	January 2024 Facility Warrant

In January 2024, the Company issued warrants to purchase ordinary shares “the January 2024 Facility Warrant” to a global investment firm in connection with the credit facility entered into at that time. The credit facility was terminated in March 2024 in accordance with its terms; however, the January 2024 Facility Warrant remains outstanding in accordance with its terms.

On May 5, 2026, an amendment to the January 2024 Facility Warrant became effective following the expiration of the required 61-day waiting period, increasing the beneficial ownership limitation applicable to the exercise of the warrant from 4.99% to 19.99% of the Company’s outstanding ordinary shares immediately after giving effect to such exercise.

During the six months ended June 30, 2026, adjustments were made to the exercise price and the number of ordinary shares issuable upon exercise of the January 2024 Facility Warrant pursuant to its anti-dilution provisions, resulting from issuances of ordinary shares under the Company’s ATM) offering program. As of June 30, 2026, and through the date of issuance of these condensed consolidated financial statements, the January 2024 Facility Warrant is exercisable for 98,282 ordinary shares at an exercise price of $5.0328 per share.